Average Annual Total Returns - Admiral - Vanguard Utilities Index Fund	Admiral Shares 1 Year	Admiral Shares 5 Years	Admiral Shares 10 Years	Admiral Shares Return After Taxes on Distributions 1 Year	Admiral Shares Return After Taxes on Distributions 5 Years	Admiral Shares Return After Taxes on Distributions 10 Years	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Admiral Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years	MSCI US IMI/Utilities 25/50 (reflects no deduction for fees, expenses, or taxes) 1 Year	MSCI US IMI/Utilities 25/50 (reflects no deduction for fees, expenses, or taxes) 5 Years	MSCI US IMI/Utilities 25/50 (reflects no deduction for fees, expenses, or taxes) 10 Years	MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes) 1 Year	MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes) 5 Years	MSCI US Investable Market 2500 Index (reflects no deduction for fees, expenses, or taxes) 10 Years
Total	(0.81%)	11.34%	11.16%	(1.59%)	10.51%	10.34%	0.02%	8.92%	9.09%	(0.74%)	11.43%	11.27%	21.01%	15.46%	13.84%